OBLIGATIONS UNDER CAPITAL LEASE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, net	$ 258,426	$ 54,105	$ 79,167
Office and warehouse facilities [Member]
Property, net		172,026	224,037
Accumulated Amortization [Member]
Property, net		137,621	144,870
Total [Member]
Property, net		$ 34,405	$ 79,167